Non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale
Schedule of non-current assets
The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Tangible assets	4,445	4,588	5,424
Of which:
Foreclosed assets	4,081	4,485	5,334
Of which property assets in Spain*	3,485	3,667	4,488
Other tangible assets held for sale	364	103	90
Other assets	—	13	2
Total	4,445	4,601	5,426
*    During 2019, the sale of real estate assets to Cerberus from foreclosures materialized, generating losses of EUR 180 million.